Financial Instruments - Credit Risk - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 88	£ 138	£ 114	£ 111
Trade receivables	1,757	1,858
Up to one month [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	170	215
Two to three months [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	83	108
Four to six months [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	34	39
Greater than six months [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	46	45
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 88	£ 138
Credit risk [member] | Banks rated A-/A3 [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of cash and cash equivalents held with banks rated A-/A3 or better	77.00%	93.00%